Expense Example - FidelityFreedomBlendFunds-KComboPRO - FidelityFreedomBlendFunds-KComboPRO - Fidelity Freedom Blend 2020 Fund - Fidelity Freedom Blend 2020 Fund - Class K	May 30, 2024 USD ($)
Expense Example:
1 year	$ 34
3 years	106
5 years	185
10 years	$ 418